UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

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       ANNUAL REPORT
       USAA GOVERNMENT SECURITIES FUND
       FUND SHARES o ADVISER SHARES
       MAY 31, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"THE STRONG PERFORMANCE WAS DRIVEN, IN
MY OPINION, BY THE ONGOING QUANTITATIVE            [PHOTO OF DANIEL S. McNAMARA]
EASING OF GLOBAL CENTRAL BANKS AND HOPES
FOR FUTURE ECONOMIC GROWTH."

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JUNE 2013

Global financial markets performed well during the one-year reporting period, with developed markets equities, including U.S. stocks, generating strong gains. The exuberance -- particularly in the U.S. equity market -- was remarkable, given the less-than-remarkable improvement in underlying fundamentals. The strong performance was driven, in my opinion, by the ongoing quantitative easing of global central banks and hopes for future economic growth.

These quantitative easing measures began in 2008 when the Federal Reserve (the
Fed) took action during the financial crisis to keep the financial markets working and the U.S. economy afloat. In the years since, the Fed has purchased billions of dollars of mortgage-backed securities and U.S. Treasuries to push down long-term interest rates and to help boost economic growth. The Fed's actions have been mimicked by central bankers all over the world, most recently by the Bank of Japan, which has said it might add stocks and real estate investment trusts to its own purchases of fixed-income securities.

As expected, the Fed's efforts through quantitative easing allowed long-term interest rates to remain exceptionally low during the reporting period. As a result, investors were incentivized to seek higher yields in riskier asset classes -- even in the face of questionable fundamentals. During the reporting period, global economic growth was weak and according to some indicators, showed signs of decelerating. The U.S. economy was stable, but expanded at a much slower pace than most of us would have liked. Although the unemployment rate fell during the reporting period, job creation was sluggish. The U.S. market, which

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

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has steadily improved, was a bright spot. In some metropolitan areas, home prices rose significantly. Meanwhile, corporate earnings growth was tepid. Without the expansion of already high profit margins, bottom-line earnings growth will need to come from stronger revenues and at the time of this writing, revenues have been disappointing.

For most of the reporting period, the bond market remained relatively flat, moving up and down in a relatively narrow range. However, during May 2013, bond market volatility increased after Fed Chairman Ben Bernanke said that the Fed might change course if economic data continued to strengthen. Bond investors appeared to interpret his comments as a sign that the Fed might prematurely "taper" its stimulus measures. In my opinion, the bond market overreacted to Bernanke's comments. I believe he was only reiterating Fed policy -- that the U.S. central bank would start tapering when economic conditions warranted it.

The emerging markets, meanwhile, struggled during the reporting period. Many emerging markets countries are reliant on commodities and in the weak global economy, commodities were less in demand. Also, investors seemed concerned about inflation as well as rising input costs, which could pressure the profit margins of emerging markets companies. These are short-term challenges, in my view, and USAA Asset Management Company maintains a positive long-term outlook for the emerging markets.

As always, we will continue to monitor events, including shifts in Fed policy, economic trends, corporate earnings and other factors that could potentially affect your investments. Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered
      Public Accounting Firm                                                 14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              40

ADVISORY AGREEMENT(S)                                                        42

TRUSTEES' AND OFFICERS' INFORMATION                                          47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PROVIDES INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by GNMA, Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DONNA J. BAGGERLY, CFA
USAA ASSET MANAGEMENT COMPANY                       [PHOTO OF DONNA J. BAGGERLY]

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o   HOW DID THE USAA GOVERNMENT SECURITIES FUND (THE FUND SHARES) PERFORM
    DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of -0.36%. This compares to the returns of 0.04% for the Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index, and -0.17% for the Lipper Intermediate U.S. Government Funds Index.

o   HOW WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The ongoing stimulus measures of the Federal Reserve (the Fed) drove the performance of the mortgage-backed securities (MBS) market during the reporting period. In June 2012, the Fed extended its "Operation Twist" program to year-end 2012. In Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-maturity bonds in its portfolio of securities and buying longer-term bonds. In September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities every month until U.S. employment growth improved. The Fed had previously expanded its balance

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, existing bond prices fall.

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2  | USAA GOVERNMENT SECURITIES FUND

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    sheet through QE1 by purchasing mortgage-backed securities (Fannie Mae,
    Freddie Mac and Ginnie Mae) and U.S. Treasuries. It purchased U.S. Treasury bonds in QE2. With QE3, as with its other stimulus measures, the Fed has been trying to boost the economy by increasing the prices of financial assets (stocks and bonds) and by fueling a housing recovery. Indeed, during the reporting period, stocks and bond prices reached record highs and the housing market steadily improved. In April 2013, year-over-year growth in home prices rose at the fastest rate in seven years.

    The MBS market benefited from the Fed's buying under QE3, which reduced the available supply of mortgage-backed securities. As MBS prices rose, interest rates fell to record lows. During November 2012, for example, the interest rate on 15-year and 30-year mortgages dropped to 2.63% and 3.31%, respectively. Then, near the end of the reporting period, as the Fed's stimulus measures appeared to be having some impact on the U.S. economy, investors began to speculate about when the Fed would begin unwinding (or "tapering") QE3. Interest rates began to rise, jumping significantly in May 2013. The 10-year U.S. Treasury yield, which stood at 1.63% on May 1, 2013, was 2.13% on May 31, 2013. Meanwhile, the interest rate on 15-year and 30-year mortgages also increased, ending the reporting period at 2.98% and 3.81%, respectively. As interest rates rose, MBS prices dropped and for the reporting period overall, the MBS market posted a decline.

    For most of the reporting period, MBS performance was pressured by programs that allowed homeowners to refinance at lower interest rates. As a result of these programs, the MBS market saw a historically high number of prepayments. These prepayments are made at par, and as a result, investors generally lose the premium over par at which these securities were trading. In addition, investors have to reinvest the repaid principal at lower interest rates. As interest rates rose near the end of the reporting period, prepayments slowed.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    During the reporting period, the Fund benefited from its holdings of Fannie Mae and Freddie Mac mortgage-backed securities, which outperformed Ginnie Mae (GNMA) mortgage-backed securities. The Fund was hampered by its large position in GNMA securities. (In keeping with the Fund's broader focus on government securities, we continued to reduce its holdings of GNMAs during the reporting period.) The portfolio was also hurt by its underweight in U.S. Treasuries, which performed better than mortgage-backed securities during the reporting period.

    During the reporting period, the Fund benefited from our purchases of Fannie Mae and Freddie Mac commercial mortgage-backed securities. These holdings offered the Fund a degree of prepayment protection since most of them cannot be refunded until near the date of maturity. Our efforts to reduce extension risk were also advantageous. Extension risk is the risk that prepayments will decelerate, causing the average life of a mortgage to lengthen (i.e., extend) and become more sensitive to upward interest rate movement. We focused our purchases on intermediate-term maturities, such as 15-year mortgage-backed securities, instead of longer-term 30-year mortgage-backed securities. These investments added value, especially during the last few months of the reporting period as interest rates increased and prepayments declined.

o   WHAT IS YOUR VIEW AHEAD?

    In the months ahead, we expect the U.S. economy to continue growing slowly, though the sequester spending cuts may dampen growth. Consumer confidence showed signs of improvement at the end of the reporting period, suggesting that rising home values might lead

    You will find a complete list of securities that the Fund owns on pages
    15-19.

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4  | USAA GOVERNMENT SECURITIES FUND

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    to more consumer spending. In our opinion, the Fed is likely to continue its stimulus measures until it sees sustainable recoveries in both employment and wage growth. If it acts too soon, the Fed risks putting the brakes on the growth it has worked so hard to foster.

    Going forward, we will continue to maintain a diversified portfolio while striving to enhance the income your Fund provides. We believe the Fund's long-term record shows that it has provided good returns with relatively low volatility.

    Thank you for your continued investment with us. We appreciate the opportunity to serve you.

While the value of the USAA Government Securities Fund Shares and Adviser Shares are not guaranteed by the U.S. government, the Fund endeavors to maintain low-to-moderate fluctuation of share price.

Fund and Adviser Shares of the USAA Government Securities Fund are not individually backed by the full faith and credit of the U.S. government. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend. o Past performance is no guarantee of future results.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA GOVERNMENT SECURITIES FUND SHARES (FUND SHARES) (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                             5/31/13                5/31/12
--------------------------------------------------------------------------------
Net Assets                                $553.5 Million          $641.7 Million
Net Asset Value Per Share                    $10.08                  $10.40

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/13
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years
  -0.36%                               4.56%                            4.19%

--------------------------------------------------------------------------------
     30-DAY SEC YIELD* AS OF 5/31/13           EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------
                  2.87%                                     0.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA GOVERNMENT SECURITIES FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED MAY 31, 2013

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years              4.19%       =          4.27%          +         -0.08%
5 Years               4.56%       =          3.66%          +          0.90%
1 Year               -0.36%       =          2.72%          +         -3.08%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED MAY 31, 2013

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
5/31/2004            0.39%               4.72%                   -4.33%
5/31/2005            5.33%               4.92%                    0.41%
5/31/2006            0.40%               4.91%                   -4.51%
5/31/2007            6.25%               4.86%                    1.39%
5/31/2008            6.94%               4.93%                    2.01%
5/31/2009            8.05%               4.63%                    3.42%
5/31/2010            6.15%               3.94%                    2.21%
5/31/2011            4.93%               3.85%                    1.08%
5/31/2012            4.24%               3.27%                    0.97%
5/31/2013           -0.36%               2.72%                   -3.08%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                          LIPPER INTERMEDIATE
                   USAA GOVERNMENT          U.S. GOVERNMENT
               SECURITIES FUND SHARES     FUNDS INDEX AVERAGE
5/31/2004               4.93%                    3.52%
5/31/2005               4.80                     3.40
5/31/2006               5.15                     3.91
5/31/2007               4.70                     4.20
5/31/2008               4.71                     4.10
5/31/2009               4.29                     3.69
5/31/2010               3.74                     2.92
5/31/2011               3.72                     2.43
5/31/2012               3.19                     1.99
5/31/2013               2.84                     1.70

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 5/31/04 to 5/31/13.

The Lipper Intermediate U.S. Government Funds Index Average is an average performance level of all intermediate U.S. government funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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8  | USAA GOVERNMENT SECURITIES FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS U.S. AGGREGATE
              GOVERNMENT INTERMEDIATE        LIPPER INTERMEDIATE        USAA GOVERNMENT
                 & MORTGAGE-BACKED             U.S. GOVERNMENT          SECURITIES FUND
                  SECURITIES INDEX               FUNDS INDEX                 SHARES
05/31/03            $10,000.00                   $10,000.00               $10,000.00
06/30/03             10,002.19                     9,971.13                10,009.01
07/31/03              9,791.13                     9,657.13                 9,800.81
08/31/03              9,838.82                     9,691.83                 9,861.20
09/30/03             10,026.31                     9,919.76                10,019.81
10/31/03              9,964.37                     9,825.32                 9,981.64
11/30/03              9,976.43                     9,833.56                 9,998.80
12/31/03             10,071.27                     9,910.45                10,070.03
01/31/04             10,131.02                     9,970.76                10,120.55
02/29/04             10,220.93                    10,061.50                10,180.10
03/31/04             10,276.85                    10,128.65                10,221.23
04/30/04             10,074.01                     9,897.28                10,070.09
05/31/04             10,047.15                     9,857.38                10,037.86
06/30/04             10,108.55                     9,894.93                10,120.60
07/31/04             10,191.33                     9,974.69                10,192.79
08/31/04             10,345.92                    10,127.50                10,314.23
09/30/04             10,356.34                    10,135.77                10,332.83
10/31/04             10,430.90                    10,196.81                10,394.56
11/30/04             10,373.33                    10,122.89                10,372.09
12/31/04             10,439.12                    10,192.45                10,416.04
01/31/05             10,475.85                    10,227.84                10,465.71
02/28/05             10,422.67                    10,172.65                10,432.96
03/31/05             10,400.20                    10,140.57                10,410.89
04/30/05             10,518.61                    10,262.27                10,508.83
05/31/05             10,601.94                    10,345.87                10,572.39
06/30/05             10,638.67                    10,388.12                10,594.14
07/31/05             10,567.95                    10,301.06                10,561.51
08/31/05             10,672.66                    10,420.39                10,648.99
09/30/05             10,604.13                    10,374.39                10,596.97
10/31/05             10,543.83                    10,267.38                10,550.61
11/30/05             10,582.20                    10,301.05                10,573.32
12/31/05             10,667.73                    10,380.94                10,698.27
01/31/06             10,686.37                    10,385.86                10,728.96
02/28/06             10,713.78                    10,405.45                10,739.75
03/31/06             10,649.64                    10,331.21                10,685.98
04/30/06             10,654.57                    10,319.55                10,637.69
05/31/06             10,644.70                    10,317.80                10,614.86
06/30/06             10,664.99                    10,334.27                10,613.49
07/31/06             10,798.75                    10,449.99                10,755.97
08/31/06             10,939.09                    10,581.17                10,901.88
09/30/06             11,016.94                    10,660.97                10,980.29
10/31/06             11,083.82                    10,717.90                11,056.05
11/30/06             11,193.47                    10,823.25                11,157.18
12/31/06             11,157.28                    10,765.56                11,144.69
01/31/07             11,161.67                    10,760.95                11,138.30
02/28/07             11,300.37                    10,909.52                11,276.30
03/31/07             11,329.97                    10,925.41                11,286.33
04/30/07             11,383.15                    10,976.55                11,340.99
05/31/07             11,317.91                    10,880.88                11,278.29
06/30/07             11,297.63                    10,856.83                11,217.62
07/31/07             11,400.69                    10,980.78                11,297.85
08/31/07             11,545.97                    11,125.03                11,432.01
09/30/07             11,630.59                    11,205.28                11,497.54
10/31/07             11,728.27                    11,287.75                11,604.24
11/30/07             11,965.25                    11,564.69                11,837.35
12/31/07             12,000.87                    11,557.12                11,845.91
01/31/08             12,247.41                    11,829.92                12,050.92
02/29/08             12,302.83                    11,889.64                12,112.72
03/31/08             12,374.67                    11,914.03                12,156.03
04/30/08             12,314.37                    11,839.59                12,140.07
05/31/08             12,230.68                    11,707.94                12,062.97
06/30/08             12,245.74                    11,740.24                12,069.81
07/31/08             12,262.01                    11,723.80                12,065.64
08/31/08             12,391.14                    11,827.67                12,176.34
09/30/08             12,471.07                    11,819.35                12,255.16
10/31/08             12,395.93                    11,695.97                12,101.15
11/30/08             12,857.36                    12,150.82                12,501.82
12/31/08             13,104.01                    12,497.52                12,703.47
01/31/09             13,048.62                    12,358.52                12,710.49
02/28/09             13,081.89                    12,498.93                12,794.95
03/31/09             13,265.32                    12,586.31                12,982.69
04/30/09             13,244.01                    12,481.93                13,001.34
05/31/09             13,238.78                    12,578.06                13,031.87
06/30/09             13,231.76                    12,476.67                13,036.65
07/31/09             13,317.35                    12,535.17                13,161.42
08/31/09             13,404.33                    12,844.06                13,253.18
09/30/09             13,497.32                    12,911.72                13,321.67
10/31/09             13,563.99                    13,019.05                13,403.69
11/30/09             13,734.25                    13,136.89                13,541.12
12/31/09             13,513.79                    12,903.37                13,398.72
01/31/10             13,691.70                    13,114.06                13,541.34
02/28/10             13,732.04                    13,138.24                13,568.10
03/31/10             13,694.78                    13,143.86                13,581.82
04/30/10             13,784.63                    13,296.11                13,668.97
05/31/10             13,943.54                    13,432.76                13,832.94
06/30/10             14,113.97                    13,652.55                13,958.31
07/31/10             14,226.92                    13,772.08                14,086.05
08/31/10             14,317.54                    13,982.60                14,088.00
09/30/10             14,311.11                    14,008.99                14,049.76
10/31/10             14,405.68                    14,051.73                14,188.86
11/30/10             14,349.07                    13,961.44                14,176.09
12/31/10             14,210.47                    13,745.81                14,124.97
01/31/11             14,235.20                    13,752.23                14,137.09
02/28/11             14,235.38                    13,753.83                14,181.44
03/31/11             14,251.42                    13,761.44                14,197.02
04/30/11             14,399.70                    13,920.16                14,354.09
05/31/11             14,560.08                    14,112.81                14,508.77
06/30/11             14,561.71                    14,076.74                14,523.97
07/31/11             14,724.08                    14,295.33                14,636.41
08/31/11             14,935.02                    14,582.24                14,805.79
09/30/11             14,966.79                    14,718.77                14,806.38
10/31/11             14,953.16                    14,666.17                14,829.11
11/30/11             14,991.79                    14,705.92                14,882.94
12/31/11             15,083.51                    14,838.44                14,966.67
01/31/12             15,153.32                    14,940.78                14,987.50
02/29/12             15,125.94                    14,888.62                14,982.51
03/31/12             15,093.53                    14,800.87                15,004.59
04/30/12             15,212.06                    14,982.52                15,084.31
05/31/12             15,288.86                    15,152.01                15,124.54
06/30/12             15,286.43                    15,129.77                15,134.44
07/31/12             15,391.71                    15,275.69                15,243.05
08/31/12             15,403.58                    15,291.47                15,254.51
09/30/12             15,417.01                    15,294.48                15,286.33
10/31/12             15,391.97                    15,276.96                15,248.61
11/30/12             15,410.76                    15,326.54                15,256.54
12/31/12             15,405.19                    15,280.68                15,259.46
01/31/13             15,338.24                    15,189.61                15,202.18
02/28/13             15,396.24                    15,262.53                15,251.42
03/31/13             15,414.17                    15,269.04                15,256.22
04/30/13             15,488.29                    15,368.94                15,305.41
05/31/13             15,295.71                    15,125.70                15,072.94

                                   [END CHART]

                          Data from 5/31/03 to 5/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Government Securities Fund Shares to the following benchmarks:

o The Barclays U.S. Aggregate Government Intermediate & MBS Index consists of securities backed by pools of mortgages issued by U.S. Government
    Agencies, GNMA, Fannie Mae, or Freddie Mac.

o The unmanaged Lipper Intermediate U.S. Government Funds Index is considered representative of intermediate U.S. government funds.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA GOVERNMENT SECURITIES FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UAGNX)

--------------------------------------------------------------------------------
                                              5/31/13                 5/31/12
--------------------------------------------------------------------------------
Net Assets (in Millions)                   $5.1 Million            $5.1 Million
Net Asset Value Per Share                     $10.07                  $10.40

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
   -0.93%                                                      1.92%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 5/31/13*
--------------------------------------------------------------------------------
   Unsubsidized          2.10%                      Subsidized          2.36%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement  1.15%                    After Reimbursement  0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights. Which excluded acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            LIPPER INTERMEDIATE       BARCLAYS U.S. AGGREGATE       USAA GOVERNMENT
              U.S. GOVERNMENT         GOVERNMENT INTERMEDIATE       SECURITIES FUND
                FUNDS INDEX                 & MBS INDEX              ADVISER SHARES
07/31/10        $10,000.00                   $10,000.00                $10,000.00
08/31/10         10,152.86                    10,063.69                 10,006.39
09/30/10         10,172.02                    10,059.17                  9,975.26
10/31/10         10,203.06                    10,125.65                 10,060.12
11/30/10         10,137.50                    10,085.86                 10,056.88
12/31/10          9,980.93                     9,988.44                 10,006.51
01/31/11          9,985.59                    10,005.82                 10,011.35
02/28/11          9,986.75                    10,005.94                 10,049.04
03/31/11          9,992.27                    10,017.22                 10,056.04
04/30/11         10,107.52                    10,121.45                 10,153.21
05/31/11         10,247.41                    10,234.18                 10,258.35
06/30/11         10,221.22                    10,235.32                 10,274.98
07/31/11         10,379.94                    10,349.44                 10,350.32
08/31/11         10,588.26                    10,497.72                 10,465.83
09/30/11         10,687.40                    10,520.05                 10,451.75
10/31/11         10,649.21                    10,510.47                 10,473.71
11/30/11         10,678.07                    10,537.62                 10,507.48
12/31/11         10,774.29                    10,602.09                 10,561.89
01/31/12         10,848.61                    10,651.16                 10,562.30
02/29/12         10,810.73                    10,631.91                 10,564.77
03/31/12         10,747.02                    10,609.13                 10,575.77
04/30/12         10,878.91                    10,692.45                 10,627.78
05/31/12         11,001.98                    10,746.43                 10,652.08
06/30/12         10,985.83                    10,744.72                 10,644.34
07/31/12         11,091.78                    10,818.72                 10,716.39
08/31/12         11,103.25                    10,827.06                 10,729.75
09/30/12         11,105.42                    10,836.50                 10,748.14
10/31/12         11,092.71                    10,818.90                 10,706.73
11/30/12         11,128.71                    10,832.11                 10,707.96
12/31/12         11,095.41                    10,828.19                 10,715.99
01/31/13         11,029.28                    10,781.13                 10,671.58
02/28/13         11,082.23                    10,821.91                 10,702.23
03/31/13         11,086.95                    10,834.51                 10,690.88
04/30/13         11,159.49                    10,886.60                 10,721.07
05/31/13         10,982.88                    10,751.25                 10,553.15

                                   [END CHART]

                         *Data from 7/31/10 to 5/31/13.

                         See page 9 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the above indexes is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                        o ASSET ALLOCATION -- 5/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                64.5%
COLLATERALIZED MORTGAGE OBLIGATION                                         12.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                      12.5%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                 8.1%
U.S. TREASURY SECURITIES-NOTES                                              1.1%
MONEY MARKET INSTRUMENTS                                                    0.9%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-19.

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

For the fiscal year ended May 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gains rates.

For the fiscal year ended May 31, 2013, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $17,296,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GOVERNMENT SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Government Securities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Government Securities Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 19, 2013

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (97.9%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (72.6%)
$ 3,679     Government National Mortgage Assn. I            4.00%      7/15/2040     $ 3,920
  3,467     Government National Mortgage Assn. I            4.00       8/15/2040       3,755
  9,358     Government National Mortgage Assn. I            4.00       9/15/2040       9,972
  2,367     Government National Mortgage Assn. I            4.50       5/15/2024       2,556
  3,607     Government National Mortgage Assn. I            4.50       9/15/2024       3,894
  2,483     Government National Mortgage Assn. I            4.50       9/15/2024       2,681
  2,380     Government National Mortgage Assn. I            4.50      10/15/2024       2,570
  2,718     Government National Mortgage Assn. I            4.50      10/15/2024       2,935
 12,822     Government National Mortgage Assn. I            4.50       9/15/2039      13,923
  7,209     Government National Mortgage Assn. I            4.50      11/15/2039       7,837
 10,341     Government National Mortgage Assn. I            4.50      12/15/2039      11,242
 33,443     Government National Mortgage Assn. I            4.50       2/15/2040      36,357
  7,933     Government National Mortgage Assn. I            4.50       3/15/2040       8,557
  8,196     Government National Mortgage Assn. I            4.50       6/15/2040       8,840
  9,022     Government National Mortgage Assn. I            4.50       7/15/2040       9,732
  8,181     Government National Mortgage Assn. I            4.50       1/15/2041       8,758
  1,947     Government National Mortgage Assn. I            5.00       2/15/2039       2,114
  1,309     Government National Mortgage Assn. I            5.50      12/15/2018       1,408
  7,270     Government National Mortgage Assn. I            5.50      10/15/2033       7,965
  3,083     Government National Mortgage Assn. I            5.50      12/15/2033       3,378
  1,661     Government National Mortgage Assn. I            5.50       7/15/2034       1,820
  3,909     Government National Mortgage Assn. I            5.50      10/15/2035       4,293
  2,974     Government National Mortgage Assn. I            5.50       3/15/2038       3,225
  3,636     Government National Mortgage Assn. I            5.50       4/15/2038       3,961
 10,688     Government National Mortgage Assn. I            5.50       6/15/2039      11,590
    856     Government National Mortgage Assn. I            6.00      12/15/2016         888
  1,505     Government National Mortgage Assn. I            6.00       8/15/2022       1,656
    822     Government National Mortgage Assn. I            6.00       4/15/2028         924
    329     Government National Mortgage Assn. I            6.00      11/15/2028         370
    335     Government National Mortgage Assn. I            6.00       2/15/2029         376
    473     Government National Mortgage Assn. I            6.00       7/15/2029         532
    639     Government National Mortgage Assn. I            6.00       5/15/2032         722
  2,325     Government National Mortgage Assn. I            6.00       1/15/2033       2,620
    730     Government National Mortgage Assn. I            6.00       2/15/2033         823

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------
$   844     Government National Mortgage Assn. I            6.00%      7/15/2033     $   951
    477     Government National Mortgage Assn. I            6.00       9/15/2033         538
  1,135     Government National Mortgage Assn. I            6.00       3/15/2037       1,269
  1,478     Government National Mortgage Assn. I            6.00       9/15/2037       1,652
  3,322     Government National Mortgage Assn. I            6.00       5/15/2038       3,729
  1,848     Government National Mortgage Assn. I            6.00       5/15/2038       2,076
  1,305     Government National Mortgage Assn. I            6.00       9/15/2038       1,460
  1,843     Government National Mortgage Assn. I            6.00      10/15/2038       2,061
  2,406     Government National Mortgage Assn. I            6.00      12/15/2038       2,691
    213     Government National Mortgage Assn. I            6.50       5/15/2028         237
    121     Government National Mortgage Assn. I            6.50       5/15/2028         136
    200     Government National Mortgage Assn. I            6.50       7/15/2028         233
     62     Government National Mortgage Assn. I            6.50       9/15/2028          72
    498     Government National Mortgage Assn. I            6.50      11/15/2028         557
     25     Government National Mortgage Assn. I            6.50       1/15/2029          28
     42     Government National Mortgage Assn. I            6.50       1/15/2029          46
    602     Government National Mortgage Assn. I            6.50       3/15/2031         684
    565     Government National Mortgage Assn. I            6.50      10/15/2031         640
    334     Government National Mortgage Assn. I            6.50       1/15/2032         379
    660     Government National Mortgage Assn. I            6.50       8/15/2032         773
  2,317     Government National Mortgage Assn. I            6.50       9/15/2032       2,694
     36     Government National Mortgage Assn. I            6.75       5/15/2028          43
     69     Government National Mortgage Assn. I            6.75       5/15/2028          81
     66     Government National Mortgage Assn. I            7.00       4/15/2027          78
    371     Government National Mortgage Assn. I            7.00       5/15/2027         445
     55     Government National Mortgage Assn. I            7.00       6/15/2028          65
     29     Government National Mortgage Assn. I            7.00       7/15/2028          33
    108     Government National Mortgage Assn. I            7.00       8/15/2028         127
     64     Government National Mortgage Assn. I            7.00       8/15/2028          76
    140     Government National Mortgage Assn. I            7.00       9/15/2028         165
    692     Government National Mortgage Assn. I            7.00       5/15/2029         817
    892     Government National Mortgage Assn. I            7.00       6/15/2029       1,054
    233     Government National Mortgage Assn. I            7.00       8/15/2031         274
    170     Government National Mortgage Assn. I            7.00       9/15/2031         208
    233     Government National Mortgage Assn. I            7.00      10/15/2031         274
     86     Government National Mortgage Assn. I            7.00       6/15/2032         101
    334     Government National Mortgage Assn. I            7.00       7/15/2032         394
    170     Government National Mortgage Assn. I            7.50       2/15/2028         204
     38     Government National Mortgage Assn. I            7.50       3/15/2029          46
    100     Government National Mortgage Assn. I            7.50       4/15/2029         114
     29     Government National Mortgage Assn. I            7.50       7/15/2029          30
    178     Government National Mortgage Assn. I            7.50      10/15/2029         208
     68     Government National Mortgage Assn. I            7.50      10/15/2029          74

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------
$    28     Government National Mortgage Assn. I            7.50%     12/15/2030     $    32
     44     Government National Mortgage Assn. I            7.50       1/15/2031          51
     74     Government National Mortgage Assn. I            7.50      11/15/2031          85
     11     Government National Mortgage Assn. I            8.00       1/15/2022          11
    118     Government National Mortgage Assn. I            8.00       6/15/2023         136
    200     Government National Mortgage Assn. I            8.00       5/15/2027         233
     90     Government National Mortgage Assn. I            8.00       7/15/2030          98
     46     Government National Mortgage Assn. I            8.00       9/15/2030          54
     20     Government National Mortgage Assn. I            8.50       6/15/2021          21
      9     Government National Mortgage Assn. I            8.50       7/15/2022           9
     80     Government National Mortgage Assn. I            9.00       7/15/2021          92
  7,118     Government National Mortgage Assn. II           4.00      11/20/2040       7,637
  5,900     Government National Mortgage Assn. II           4.50       4/20/2024       6,367
  3,352     Government National Mortgage Assn. II           5.00       5/20/2033       3,677
  4,148     Government National Mortgage Assn. II           5.00       7/20/2033       4,530
  2,544     Government National Mortgage Assn. II           5.00       6/20/2034       2,779
  6,963     Government National Mortgage Assn. II           5.00       9/20/2035       7,603
  2,404     Government National Mortgage Assn. II           5.00       2/20/2037       2,622
    891     Government National Mortgage Assn. II           5.50       4/20/2033         977
  3,058     Government National Mortgage Assn. II           5.50       3/20/2034       3,360
 11,153     Government National Mortgage Assn. II           5.50       2/20/2035      12,253
  9,595     Government National Mortgage Assn. II           5.50       4/20/2035      10,613
  4,987     Government National Mortgage Assn. II           5.50       7/20/2035       5,479
  3,010     Government National Mortgage Assn. II           5.50       1/20/2037       3,286
    414     Government National Mortgage Assn. II           6.00       3/20/2031         462
  1,047     Government National Mortgage Assn. II           6.00       8/20/2032       1,169
    878     Government National Mortgage Assn. II           6.00       9/20/2032         980
    923     Government National Mortgage Assn. II           6.00      10/20/2033       1,068
    733     Government National Mortgage Assn. II           6.00      12/20/2033         824
  2,970     Government National Mortgage Assn. II           6.00       2/20/2034       3,425
  2,826     Government National Mortgage Assn. II           6.00       3/20/2034       3,150
  2,036     Government National Mortgage Assn. II           6.00       9/20/2034       2,360
  5,388     Government National Mortgage Assn. II           6.00      10/20/2034       5,982
    953     Government National Mortgage Assn. II           6.00      11/20/2034       1,063
  2,303     Government National Mortgage Assn. II           6.00       5/20/2036       2,549
    202     Government National Mortgage Assn. II           6.50       5/20/2031         242
    165     Government National Mortgage Assn. II           6.50       7/20/2031         195
    413     Government National Mortgage Assn. II           6.50       8/20/2031         482
    670     Government National Mortgage Assn. II           6.50       4/20/2032         762
    617     Government National Mortgage Assn. II           6.50       6/20/2032         707
  2,032     Government National Mortgage Assn. II           6.50       8/20/2034       2,318
    570     Government National Mortgage Assn. II           7.00       9/20/2030         678
    103     Government National Mortgage Assn. II           7.50       4/20/2031         125

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------
$    23     Government National Mortgage Assn. II           8.00%     12/20/2022    $     26
    554     Government National Mortgage Assn. II           8.00       8/20/2030         678
 11,937     Fannie Mae(+)                                   3.00       2/01/2027      12,434
  7,124     Fannie Mae(+)                                   3.00       2/01/2027       7,421
  6,808     Fannie Mae(+)                                   3.50       5/01/2021       7,181
  7,750     Fannie Mae(+)                                   3.50       1/01/2042       8,035
 12,263     Fannie Mae(+)                                   3.50       5/01/2042      12,713
  5,391     Fannie Mae(+)                                   4.00       8/01/2039       5,688
  2,614     Fannie Mae(+)                                   5.00      12/01/2035       2,831
  1,464     Fannie Mae(+)                                   5.50      11/01/2037       1,586
    163     Fannie Mae(+)                                   6.00       2/01/2017         174
  2,387     Fannie Mae(+)                                   6.00       5/01/2038       2,602
    120     Fannie Mae(+)                                   6.50      10/01/2016         128
    216     Fannie Mae(+)                                   6.50      12/01/2016         230
  8,615     Freddie Mac(+)                                  3.00       6/01/2042       8,637
 11,905     Freddie Mac(+)                                  3.50       5/01/2042      12,311
  5,164     Freddie Mac(+)                                  4.00       9/01/2040       5,432
    547     Freddie Mac(+)                                  5.00       1/01/2021         587
  2,315     Freddie Mac(+)                                  5.50      12/01/2035       2,513
                                                                                    --------
                                                                                     405,764
                                                                                    --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (12.8%)
  4,079     Fannie Mae(+)                                   0.49(b)    4/25/2035       4,096
  7,889     Fannie Mae(+)                                   0.49(b)    8/25/2037       7,908
  4,669     Fannie Mae(+)                                   1.38       9/25/2027       4,634
 18,288     Fannie Mae(+)                                   1.50       7/25/2027      18,129
  4,552     Fannie Mae(+)                                   1.50       9/25/2027       4,513
  4,664     Fannie Mae(+)                                   1.50       9/25/2027       4,646
  4,620     Fannie Mae(+)                                   1.50      10/25/2027       4,579
  3,588     Fannie Mae(+)                                   5.00      11/25/2032       3,741
  4,283     Freddie Mac(+)                                  0.50(b)    3/15/2036       4,299
  4,862     Freddie Mac(+)                                  0.75(b)   10/15/2041       4,910
  8,623     Freddie Mac(+)                                  2.00       9/15/2026       8,799
  1,005     Government National Mortgage Assn. I            5.50       3/16/2032       1,016
                                                                                    --------
                                                                                      71,270
                                                                                    --------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.5%)
  8,850     Fannie Mae(+)                                   2.01       7/01/2019       9,046
  2,220     Fannie Mae(+)                                   2.05       7/01/2019       2,277
 23,285     Fannie Mae(+)                                   2.42      11/01/2022      23,158
  5,000     Freddie Mac(+)                                  1.69       4/25/2022       5,021
  8,500     Freddie Mac(+)                                  2.22      12/25/2018       8,763
 10,000     Freddie Mac(+)                                  2.31       8/25/2022       9,702

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------
$ 5,000     Freddie Mac(+)                                  2.51%     11/25/2022    $  4,945
  7,000     Freddie Mac(+)                                  2.64       1/25/2023       6,978
                                                                                    --------
                                                                                      69,890
                                                                                    --------
            Total U.S. Government Agency Issues (cost: $523,239)                     546,924
                                                                                    --------

            U.S. TREASURY SECURITIES (1.1%)

            NOTES (1.1%)
  6,000     2.00%, 2/15/2022 (cost: $5,994)                                            6,031
                                                                                    --------
            MONEY MARKET INSTRUMENTS (0.9%)

            REPURCHASE AGREEMENTS (0.9%)
  5,102     Deutsche Bank Securities, Inc., 0.07%, acquired on
              5/31/2013 and due 6/03/2013 at $5,102
              (collateralized by $4,240 of Freddie Mac(+),(a),
              5.38%, due 5/15/2019; market value $5,206) (cost: $5,102)                5,102
                                                                                    --------

            TOTAL INVESTMENTS (COST: $534,335)                                      $558,057
                                                                                    ========

----------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                      (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                  QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                              IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS             INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues           $     -           $546,924            $-      $546,924
U.S. Treasury Securities                  6,031                  -             -         6,031
Money Market Instruments:
  Repurchase Agreements                       -              5,102             -         5,102
----------------------------------------------------------------------------------------------
Total                                    $6,031           $552,026            $-      $558,057
----------------------------------------------------------------------------------------------

For the period of June 1, 2012, through May 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

        conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2013.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $534,335)        $558,057
   Cash                                                                        1
   Receivables:
      Capital shares sold                                                    767
      Interest                                                             1,734
                                                                        --------
         Total assets                                                    560,559
                                                                        --------
LIABILITIES
   Payables:
      Capital shares redeemed                                              1,641
      Dividends on capital shares                                            148
      Accrued management fees                                                 35
   Accrued transfer agent's fees                                              11
   Other accrued expenses and payables                                        79
                                                                        --------
         Total liabilities                                                 1,914
                                                                        --------
            Net assets applicable to capital shares outstanding         $558,645
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $540,334
   Accumulated net realized loss on investments                           (5,411)
   Net unrealized appreciation of investments                             23,722
                                                                        --------
            Net assets applicable to capital shares outstanding         $558,645
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $553,495/54,924 shares outstanding)    $  10.08
                                                                        ========
      Adviser Shares (net assets of $5,150/511 shares outstanding)      $  10.07
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 19,874
                                                                        --------
EXPENSES
   Management fees                                                           466
   Administration and servicing fees:
       Fund Shares                                                           929
       Adviser Shares                                                          8
   Transfer agent's fees:
       Fund Shares                                                           793
   Distribution and service fees (Note 6E):
       Adviser Shares                                                         13
   Custody and accounting fees:
       Fund Shares                                                           111
       Adviser Shares                                                          1
   Postage:
       Fund Shares                                                            36
   Shareholder reporting fees:
       Fund Shares                                                            32
   Trustees' fees                                                             12
   Registration fees:
       Fund Shares                                                            38
       Adviser Shares                                                         28
   Professional fees                                                         103
   Other                                                                      16
                                                                        --------
           Total expenses                                                  2,586
   Expenses reimbursed:
       Adviser Shares                                                         (8)
                                                                        --------
           Net expenses                                                    2,578
                                                                        --------
NET INVESTMENT INCOME                                                     17,296
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                         341
   Change in net unrealized appreciation/depreciation                    (19,237)
                                                                        --------
           Net realized and unrealized loss                              (18,896)
                                                                        --------
   Decrease in net assets resulting from operations                     $ (1,600)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                2013        2012
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $ 17,296    $ 20,097
   Net realized gain on investments                              341           -
   Change in net unrealized appreciation/depreciation
      of investments                                         (19,237)      6,133
                                                            --------------------
   Increase (decrease) in net assets resulting
      from operations                                         (1,600)     26,230
                                                            --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                            (17,175)    (19,959)
      Adviser Shares                                            (121)       (138)
                                                            --------------------
         Distributions to shareholders                       (17,296)    (20,097)
                                                            --------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                               (69,505)     30,755
   Adviser Shares                                                217           1
                                                            --------------------
      Total net increase (decrease) in net assets
         from capital share transactions                     (69,288)     30,756
                                                            --------------------
   Net increase (decrease) in net assets                     (88,184)     36,889
NET ASSETS
   Beginning of year                                         646,829     609,940
                                                            --------------------
   End of year                                              $558,645    $646,829
                                                            ====================

See accompanying notes to financial statements.

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

       quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note 1A1, and all repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended May 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended May 31, 2013, the Fund paid CAPCO facility fees of $4,000, which represents 1.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended May 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book basis and tax-basis accounting for expiring capital loss carryforwards and pay-down gains and losses adjustments resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $4,473,000. These reclassifications had no effect on net assets.

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

The tax character of distributions paid during the years ended May 31, 2013, and May 31, 2012, was as follows:

                                           2013                      2012
                                       --------------------------------------
Ordinary income*                       $17,296,000                $20,097,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $    149,000
Accumulated capital and other losses                                  (5,411,000)
Unrealized appreciation of investments                                23,721,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended May 31, 2013, the Fund utilized pre-enactment capital loss carryforwards of $341,000 to offset capital gains. At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $5,411,000 and no post-enactment capital loss carryforwards for federal income tax purposes. As of May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $4,473,000, which expired in the year ended May 31, 2013. If not offset by subsequent capital gains, the pre-enactment capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

loss carryforwards will expire between 2014 and 2015, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

    PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------------
EXPIRES                                BALANCE
-------                              -----------
 2014                                 $3,887,000
 2015                                  1,524,000
                                      ----------
                            Total     $5,411,000
                                      ==========

For the year ended May 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2013, were $149,198,000 and $187,415,000, respectively.

As of May 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $534,335,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2013, for federal income tax purposes, were $25,799,000 and $2,078,000, respectively, resulting in net unrealized appreciation of $23,721,000.

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At May 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                         YEAR ENDED               YEAR ENDED
                                        MAY 31, 2013             MAY 31, 2012
---------------------------------------------------------------------------------
                                   SHARES       AMOUNT      SHARES        AMOUNT
                                   ----------------------------------------------
FUND SHARES:
Shares sold                         10,023     $ 103,566     15,029     $ 156,039
Shares issued from reinvested
 dividends                           1,493        15,410      1,711        17,762
Shares redeemed                    (18,302)     (188,481)   (13,786)     (143,046)
                                   ----------------------------------------------
Net increase (decrease) from
 capital share transactions         (6,786)    $ (69,505)     2,954     $  30,755
                                   ==============================================
ADVISER SHARES:
Shares sold                             61     $     626          -*    $       4
Shares issued from reinvested
 dividends                               1             6          -*            1
Shares redeemed                        (41)         (415)        (-)*          (4)
                                   ----------------------------------------------
Net increase from capital
 share transactions                     21     $     217          -*    $       1
                                   ==============================================
*Less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year. The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Lipper index over the performance period. Prior to January 31, 2012, the performance adjustment was based on the performance of the Fund's share classes relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. Effective February 1, 2012, the performance adjustment for each class, is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Intermediate U.S. Government Funds category. The performance period consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended May 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $466,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(313,000) and $(2,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and (0.04)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended May 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $929,000 and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2013, the Fund reimbursed the Manager $19,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended May 31, 2013, the Adviser Shares incurred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    reimbursable expenses of $8,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT's FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $793,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended May 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2013, USAA and its affiliates owned 487,000 shares, which represent 95.3% of the Adviser Shares and 0.9% of the Fund.

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MAY 31,
                                       ------------------------------------------------------------
                                           2013         2012         2011         2010         2009
                                       ------------------------------------------------------------
Net asset value at
 beginning of period                   $  10.40     $  10.30     $  10.19     $   9.97     $   9.64
                                       ------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                      .29          .33          .38          .38          .43
 Net realized and
  unrealized gain (loss)                   (.32)         .10          .11          .22          .33
                                       ------------------------------------------------------------
Total from investment operations           (.03)         .43          .49          .60          .76
                                       ------------------------------------------------------------
Less distributions from:
 Net investment income                     (.29)        (.33)        (.38)        (.38)        (.43)
                                       ------------------------------------------------------------
Net asset value at end of period       $  10.08     $  10.40     $  10.30     $  10.19     $   9.97
                                       ============================================================
Total return (%)*                          (.36)        4.24         4.89         6.15(b)      8.05
Net assets at end of period (000)      $553,495     $641,730     $604,893     $609,919     $564,253
Ratios to average net assets:**
 Expenses (%)(a)                            .41          .41          .42          .43(b)       .55
 Net investment income (%)                 2.77         3.19         3.71         3.79         4.38
Portfolio turnover (%)                       24           20           19           27           20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended May 31, 2013, average net assets were $619,175,000.

(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

38  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                                        YEAR ENDED MAY 31,              PERIOD ENDED
                                                 -----------------------------             MAY 31,
                                                    2013                  2012              2011***
                                                 ----------------------------------------------------
Net asset value at beginning of period             $ 10.40              $10.29               $10.30
                                                   ------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .24                 .28                  .27
  Net realized and unrealized gain (loss)             (.33)                .11                 (.01)
                                                   ------------------------------------------------
Total from investment operations                      (.09)                .39                  .26
                                                   ------------------------------------------------
Less distributions from:
  Net investment income                               (.24)               (.28)                (.27)
                                                   ------------------------------------------------
Net asset value at end of period                   $ 10.07              $10.40               $10.29
                                                   ================================================
Total return (%)*                                     (.94)               3.84                 2.58
Net assets at end of period (000)                  $ 5,150              $5,099               $5,047
Ratios to average net assets:**
  Expenses (%)(a)                                      .90                 .90                  .90(b)
  Expenses, excluding reimbursements (%)(a)           1.06                1.15                 1.39(b)
  Net investment income (%)                           2.28                2.71                 3.21(b)
Portfolio turnover (%)                                  24                  20                   19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the period ended May 31, 2013, average net assets were $5,294,000.

*** Adviser shares were initiated on August 1, 2010.

(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

May 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2012, through May 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an

================================================================================

40  | USAA GOVERNMENT SECURITIES FUND

================================================================================

assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING           ENDING         DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE    DECEMBER 1, 2012 -
                                DECEMBER 1, 2012    MAY 31, 2013       MAY 31, 2013
                                -------------------------------------------------------
FUND SHARES
Actual                             $1,000.00          $  987.80            $2.03

Hypothetical
 (5% return before expenses)        1,000.00           1,022.89             2.07

ADVISER SHARES
Actual                              1,000.00             985.40             4.45

Hypothetical
 (5% return before expenses)        1,000.00           1,020.44             4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.41% for Fund Shares and 0.90% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.22)% for Fund Shares and (1.46)% for Adviser Shares for the six-month period of December 1, 2012, through May 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

ADVISORY AGREEMENT(S)

May 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager.

================================================================================

42  | USAA GOVERNMENT SECURITIES FUND

================================================================================

At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered.

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classifications, sales load type (in this case, retail investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its

================================================================================

44  | USAA GOVERNMENT SECURITIES FUND

================================================================================

expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the Fund's management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe for the one- and three-year periods ended December 31, 2012, and was above the average of its performance universe for the five- year period ended December 31, 2012. The Board also noted that the Fund's performance was below its Lipper index for the one-, three- and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2012, and was in the top 35% of its performance universe for the five-year period ended December 31, 2012. The Board took into account management's discussion of the Fund's performance, including the impact of market conditions on the Fund's performance. The Board also took into account recent actions taken to address the Fund's performance and noted the Fund's strong performance over the longer-term periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

46  | USAA GOVERNMENT SECURITIES FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA GOVERNMENT SECURITIES FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as a one-year Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

50  | USAA GOVERNMENT SECURITIES FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

52  | USAA GOVERNMENT SECURITIES FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23413-0713                                (C)2013, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2013 and 2012 were $420,575 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended May 31, 2013 and 2012 were $15,500 and $0, respectively. No other fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended May 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for May
31, 2013 and 2012 were $402,750 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS



PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     07/24/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/25/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/24/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.